Employee Benefit Plans (Transactions Under the Restricted Stock Plan) (Details) - Restricted Stock - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Shares
Nonvested restricted stock: shares	88,882
Granted: shares	44,016	45,980
Vested: shares	(33,495)
Forfeited: shares	(2,200)
Nonvested restricted stock: shares	97,203	88,882
Average grant date fair value
Nonvested restricted stock: Average Grant Date Fair Value (in usd per share)	$ 7.63
Granted: Average Grant Date Fair Value (in usd per share)	11.21	$ 8.48
Vested: Average Grant Date Fair Value (in usd per share)	7.18
Forfeited: Average Grant Date Fair Value (in usd per share)	4.86
Nonvested restricted stock: Average Grant Date Fair Value (in usd per share)	$ 9.47	$ 7.63